DEBT (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
Schedule of debt

	September 30, 2023	December 31, 2022
Note payable	$360,635	$458,500
Note payable – related party	153,989	—
Convertible notes payable	2,070,500	386,000
Convertible notes payable – related party	22,000	25,000
	2,607,124	869,500
Debt discount	(106,680)	(74,028)
	2,500,444	795,472
Less current portion	365,955	277,613
Long term portion	$2,134,489	$517,859

	December 31, 2022	December 31, 2021

Note payable	$458,500	$375,000
Convertible notes payable	386,000	1,175,000
Convertible notes payable – related party	25,000	25,000
	869,500	1,575,000
Debt discount	(74,028)	(915,343)
	795,472	659,657
Less current portion	277,613	80,685
Long term portion	$517,859	$578,972

Schedule of debt maturity

Year	Amount
2023	179,500
2024	276,000
2025	2,151,624
$2,607,124

Year	Amount
2023	$297,500
2024	572,000
$869,500

Schedule of activity derivative liability

	December 31, 2022	December 31, 2021
Balance at beginning of period	$3,116,734	$—
Increase to derivative due to new issuances	396,013	1,409,462
Decrease to derivative due to conversion/repayments	(3,512,747)	—
Derivative loss due to mark to market adjustment	—	1,707,272
Balance at end of period	$—	$3,116,734

Schedule of derivative liability categorized within Level 3 of the fair value hierarchy

Inputs	December 31, 2021	Initial Valuation
Stock price	$0.1979	$0.062 – 0.44
Conversion price	$0.079	$0.036 – 0.33
Volatility (annual)	334.94% – 383.91.%	219.7% – 355.04%
Risk-free rate	0.18% – 0.73%	0.11% – 0.70%
Dividend rate	—	—
Years to maturity	1.07 – 1.96	2